Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Loss Contingencies [Line Items]
Operating Lease, Weighted Average Remaining Lease Term	11 years 6 months
Operating Lease, Payments	$ 27,613
Fixed Operating Lease Expense	28,252
Operating Leases, Future Minimum Payments Due, Next Twelve Months		$ 24,008
Commitments and Contingencies
Letters of credit as security for self insurance risk and retention policies	12,474	7,794
Purchase Commitment, Remaining Minimum Amount Committed	63,054
Operating Leases, Future Minimum Payments, Due Thereafter		93,939
Operating Leases, Future Minimum Payments Due		162,360
Variable Operating Lease Expense	5,449
Operating Lease, Expense	33,701
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	44,636
Lessee, Operating Lease, Liability, Payments, Due Year Two	25,302
Lessee, Operating Lease, Liability, Payments, Due Year Two	21,064
Lessee, Operating Lease, Liability, Payments, Due Year Three	17,271
Lessee, Operating Lease, Liability, Payments, Due Year Five	14,045
Lessee, Operating Lease, Liability, Payments, Due after Year Five	96,249
Lessee, Operating Lease, Liability, Payments, Due	173,931
Lessee, Operating Lease, Liability, Undiscounted Excess Amount	$ 40,008
Operating Lease, Weighted Average Discount Rate, Percent	4.40%
Operating Lease, Liability	$ 133,923
Operating Leases, Future Minimum Payments Receivable, in Two Years		18,567
Operating Leases, Future Minimum Payments Receivable, in Three Years		13,917
Operating Leases, Future Minimum Payments Receivable, in Four Years		11,929
Commercial commitments [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	80,230	$ 73,765
Long term Construction Contracts [Member] [Member]
Loss Contingencies [Line Items]
Commitments and Contingencies	$ 91,077